Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 35.2%
Aligned Data Centers International LP 7.538% due 12/18/2029 «~		$8,100	$8,164
Altice France SA
7.526% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	99	110
9.818% (TSFR3M + 5.500%) due 08/15/2028 «~		$5,741	5,569
Aston XLN Topco Ltd. 10.337% due 07/30/2032 «	GBP	3,230	4,235
Bausch Health Cos., Inc. 10.413% (TSFR1M + 6.250%) due 10/08/2030 ~		$6,683	6,602
Central Parent, Inc. 7.252% (TSFR3M + 3.250%) due 07/06/2029 ~		13,989	12,137
Cerba Healthcare SAS
TBD% due 06/30/2028	EUR	10,900	8,994
TBD% due 02/16/2029		8,300	6,860
Clover Holdings 2 LLC
TBD% due 12/10/2029 µ		$1,808	1,803
7.942% (TSFR1M + 3.750%) due 12/09/2031 ~		3,815	3,824
Clover Holdings SPV III LLC 15.000% due 12/09/2027		604	622
Comexposium TBD% (EUR012M + 0.000%) due 03/28/2026 «~	EUR	38,951	55,790
Coreweave Compute Acquisition Co. IV LLC TBD% - 10.723% (TSFR3M + 6.000%) due 05/16/2029 «~µ		$21,900	22,533
Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		852	852
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 «~		3,848	3,916
Dun & Bradstreet Corp.
TBD% due 08/26/2032 «µ		382	380
TBD% (TSFR1M + 5.500%) due 08/26/2032 «~		3,818	3,796
Endure Digital, Inc. 7.838% (TSFR1M + 3.500%) due 02/10/2028 «~		5,938	4,305
Envalior Finance GmbH 7.526% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	5,200	5,779
Envision Healthcare Corp. 12.230% (TSFR3M + 7.875%) due 11/03/2028 «~		$31,556	32,503
Espai Barca Fondo De Titulizacion TBD% - 5.000% (Euribor 6MO) due 06/30/2028 «~	EUR	7,168	9,580
Finastra USA, Inc.
8.038% (TSFR3M + 4.000%) due 09/15/2032 ~		$9,700	9,671
11.038% (TSFR3M + 7.000%) due 09/15/2033 ~		900	898
First Brands Group LLC
TBD% - 9.570% (TSFR3M + 5.000%) due 03/30/2027 ^~(d)		2,427	884
Forward Air Corp. 8.810% (TSFR3M + 4.500%) due 12/19/2030 ~		7,877	7,873
Galaxy U.S. Opco, Inc. (10.058% Cash) 10.058% (TSFR3M + 5.750%) due 07/31/2030 ~		10,037	9,171
Gateway Casinos & Entertainment Ltd. 10.276% (TSFR3M + 6.250%) due 12/18/2030 ~		34,169	34,201
Gray Television, Inc. 9.530% (TSFR1M + 5.250%) due 06/04/2029 ~		56	56
Guardian
TBD% - 1.000% due 08/29/2032 «µ		700	700
TBD% - 1.000% (TSFR3M + 5.500%) due 08/29/2032 «~		5,100	5,049
Harp Finco Ltd. 9.468% due 03/27/2032 «	GBP	5,325	7,040
iHeartCommunications, Inc. 10.053% (TSFR1M + 5.775%) due 05/01/2029 ~		$6,445	5,647
INEOS Quattro Holdings U.K. Ltd. 8.513% (TSFR1M + 4.250%) due 04/02/2029 ~		3,990	3,624
Ivanti Software, Inc.
TBD% - 10.051% (TSFR3M + 5.750%) due 06/01/2029 ~		1,514	1,560
TBD% - 10.051% (TSFR3M + 4.750%) due 06/01/2029 ~		11,329	9,466
J&J Ventures Gaming LLC 9.278% (TSFR1M + 5.000%) due 04/26/2028 «~		2,564	2,590
Lumen Technologies, Inc. 6.628% (TSFR1M + 2.350%) due 04/15/2030 ~		13,532	13,465
MPH Acquisition Holdings LLC
8.058% (TSFR3M + 3.750%) due 12/31/2030 ~		285	285
9.170% (TSFR3M + 4.600%) due 12/31/2030 ~		5,153	4,749
Numericable Group SA 9.000% (PRIME + 1.750%) due 10/31/2025 ~		499	459
Obol France 3 SAS 7.193% (EUR006M + 5.000%) due 12/31/2028 ~	EUR	6,135	7,094

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2025 (Unaudited)

OCS Group Holdings Ltd. 9.961% due 11/28/2031	GBP	13,000	17,491
Paradigm Parent LLC 8.822% (TSFR3M + 4.500%) due 04/16/2032 ~		$2,500	2,250
Peraton Corp. 8.013% (TSFR1M + 3.750%) due 02/01/2028 ~		29,432	24,898
Polaris Newco LLC 8.570% (TSFR3M + 4.000%) due 06/02/2028 ~		2,795	2,700
Poseidon Bidco SASU 7.000% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	12,700	7,008
Project Quasar Pledgco SLU 5.130% (EUR001M + 3.250%) due 04/17/2026 «~		6,250	7,148
Promotora de Informaciones SA 7.494% (EUR003M + 5.470%) due 12/31/2029 «~		39,500	45,680
Puris LLC 9.752% - 10.099% (TSFR3M + 5.750%) due 06/30/2031 «~		$4,195	3,992
Quantum Bidco Ltd. 9.744% due 01/31/2028	GBP	17,000	22,949
QuidelOrtho Corp. 8.002% (TSFR3M + 4.000%) due 08/20/2032 ~		$5,400	5,379
Republic of Kenya Government International Bonds 12.650% (PRIME + 5.400%) due 04/05/2028 «~		5,000	5,011
SCUR-Alpha 1503 GmbH 9.808% (TSFR3M + 5.500%) due 03/29/2030 ~		7,802	7,210
Softbank Vision Fund II
TBD% - 7.652% (TSFR3M + 3.650%) due 12/23/2029 «~		7,000	7,000
Spruce Bidco II, Inc.
TBD% - 0.500% due 01/30/2032 «µ		596	596
TBD% - 0.500% (JY0003M + 5.250%) due 01/30/2032 «~	JPY	51,045	349
TBD% - 0.500% (CDOR06 + 5.000%) due 01/30/2032 «~	CAD	477	347
TBD% - 0.500% (TSFR6M + 5.000%) due 01/30/2032 «~		$2,637	2,664
Steenbok Lux Finco 2 SARL 10.000% due 06/30/2026	EUR	63,511	20,619
Stepstone Group MidCo 2 GmbH
6.673% (EUR006M + 4.500%) due 04/26/2032 ~		16,400	18,990
8.608% (TSFR3M + 4.500%) due 12/19/2031 ~		$3,092	2,941
Strategic Gaming Commitment TBD% due 06/17/2030 «µ		5,500	5,500
Subcalidora 2 7.750% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	14,400	16,991
Thames Water Utilities Ltd. 0.300% - 5.234% due 11/28/2025 «	GBP	2,106	1,926
Transnet SOC Ltd. 11.125% due 03/02/2028 «~	ZAR	74,689	4,274
U.S. Renal Care, Inc. 9.278% (TSFR1M + 5.000%) due 06/28/2028 ~		$41,077	39,325
Unicorn BAY 13.000% due 12/31/2026 «	HKD	89,790	11,682
X Corp.
9.500% due 10/26/2029		$2,850	2,863
10.958% (TSFR3M + 6.500%) due 10/26/2029 ~		23,181	22,773

Total Loan Participations and Assignments (Cost $644,648)			633,392

CORPORATE BONDS & NOTES 33.0%
BANKING & FINANCE 6.1%
123 Lights Re Ltd. 14.904% (T-BILL 3MO + 11.000%) due 09/14/2031 ~		350	350
Alamo Re Ltd.
12.338% (T-BILL 1MO + 8.434%) due 06/07/2027 ~		550	591
15.784% (T-BILL 1MO + 11.880%) due 06/08/2026 ~		250	263
Armor Holdco, Inc. 8.500% due 11/15/2029 (l)		3,100	3,096
Armor RE II Ltd.
12.407% (T-BILL 3MO + 8.500%) due 01/07/2032 ~		250	267
14.107% (T-BILL 3MO + 10.200%) due 05/07/2031 ~		250	272
Cape Lookout Re Ltd. 12.609% (T-BILL 1MO + 8.702%) due 04/05/2027 ~		1,800	1,881
Claveau Re Ltd. 4.004% (T-BILL 3MO + 0.100%) due 07/08/2028 «~		1,088	0
Corestate Capital Holding SA (10.000% Cash or 11.000% PIK) 10.000% due 12/31/2026 (c)	EUR	356	377
Credit Suisse AG AT1 Claim		$800	104
East Lane Re VII Ltd. 12.822% (T-BILL 3MO + 8.890%) due 03/31/2026 ~		300	305
Everglades Re II Ltd.
14.409% (GSMMUSTI + 10.500%) due 05/13/2031 ~		500	528
15.404% (GSMMUSTI + 11.500%) due 05/13/2031 ~		500	527
16.654% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		500	527
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (l)		18,350	17,332
Greengrove RE Ltd. 11.654% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		300	300

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2025 (Unaudited)

Hestia Re Ltd.
4.004% (T-BILL 1MO + 0.100%) due 04/22/2029 ~		67	38
10.659% (T-BILL + 6.750%) due 03/13/2032 ~		250	255
12.154% (T-BILL 1MO + 8.250%) due 03/13/2032 ~		250	260
Integrity RE III Ltd.
16.154% (T-BILL 1MO + 12.250%) due 06/06/2028 ~		400	426
29.404% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		300	337
Integrity Re Ltd.
21.138% (T-BILL 1MO + 17.234%) due 06/08/2026 ~		900	988
26.703% (T-BILL 1MO + 22.796%) due 06/08/2026 ~		900	1,004
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	695	814
Long Walk Reinsurance Ltd. 14.142% (T-BILL 3MO + 10.240%) due 01/30/2031 ~		$1,700	1,731
Longleaf Pine Re Ltd. 21.836% (T-BILL 1MO + 17.932%) due 05/27/2031 ~		280	313
Luca RE Ltd. 11.154% (T-BILL 3MO + 7.250%) due 07/22/2031 ~		700	700
Nature Coast Re Ltd. 13.654% (T-BILL 3MO + 9.750%) due 04/10/2033 ~		250	261
New Immo Holding SA 3.250% due 07/23/2027	EUR	2,500	2,896
Palm RE Ltd. 11.654% (T-BILL 1MO + 7.750%) due 06/07/2032 ~		$300	318
Polestar Re Ltd.
14.402% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		600	622
17.154% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		1,800	1,874
Purple Re Ltd. 13.030% (T-BILL 1MO + 9.126%) due 06/06/2031 ~		300	319
Quercus Re DAC 10.017% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	250	298
Sanders Re III Ltd. 16.224% (BRMMUSDF + 12.320%) due 04/09/2029 ~		$4,164	2,602
Titanium 2l Bondco SARL 6.250% due 01/14/2031 (l)	EUR	20,125	6,209
Torrey Pines Re Ltd.
9.940% (JMMMUSTF + 6.036%) due 06/07/2032 ~		$400	417
11.010% (JMMMUSTF + 7.106%) due 06/07/2032 ~		300	312
13.282% (BRMMUSDF + 9.378%) due 06/05/2031 ~		300	306
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.000% due 01/15/2030 (l)		21,202	19,217
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029 (l)		26,904	25,290
8.625% due 06/15/2032 (l)		3,000	2,868
10.500% due 02/15/2028 (l)		4,976	5,244
Ursa Re Ltd.
11.404% (T-BILL 3MO + 7.500%) due 02/22/2028 ~		900	908
13.154% (JMMMUSTF + 9.250%) due 12/07/2028 ~		2,000	2,088
Veraison Re Ltd. 16.534% (BRMMUSDF + 12.630%) due 03/10/2031 ~		1,600	1,653
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(d)		22,146	0
Winston RE Ltd.
14.114% (BNMMDTSC + 10.210%) due 02/26/2031 ~		250	269
15.594% (T-BILL 3MO + 11.690%) due 02/26/2031 ~		1,400	1,512

			109,069

INDUSTRIALS 24.4%
Altice France Holding SA
4.000% due 02/15/2028	EUR	2,200	933
6.000% due 02/15/2028		$700	254
8.000% due 05/15/2027	EUR	16,900	7,202
10.500% due 05/15/2027		$22,000	7,979
Altice France SA
3.375% due 01/15/2028	EUR	8,600	8,708
4.000% due 07/15/2029		100	101
4.125% due 01/15/2029		100	102
4.250% due 10/15/2029		100	102
5.125% due 01/15/2029		$800	688
5.125% due 07/15/2029		6,421	5,516
5.500% due 01/15/2028		3,800	3,363
5.500% due 10/15/2029		3,000	2,610
5.875% due 02/01/2027	EUR	400	425
8.125% due 02/01/2027		$1,900	1,818
ams-OSRAM AG
10.500% due 03/30/2029	EUR	12,700	15,944
12.250% due 03/30/2029 (l)		$7,950	8,563
Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029 (l)		9,600	9,408
10.375% due 03/31/2029	GBP	3,924	5,157
Beignet 6.850% due 06/01/2049 «(b)		$35,670	35,670
Carvana Co. 9.000% due 06/01/2031 (l)		3,450	3,909

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2025 (Unaudited)

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029 (l)		5,970	5,269
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/2029 (l)		7,000	6,054
Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028 (l)		3,440	3,362
7.500% due 05/15/2030	EUR	2,700	3,287
Cogent Communications Group LLC/Cogent Finance, Inc. 7.000% due 06/15/2027		$1,440	1,437
CoreWeave, Inc. 9.000% due 02/01/2031		2,600	2,668
Directv Financing LLC 8.875% due 02/01/2030		2,100	2,077
DISH DBS Corp.
5.250% due 12/01/2026		30,500	29,995
5.750% due 12/01/2028		13,400	12,857
7.750% due 07/01/2026		14,600	14,481
Ecopetrol SA
4.625% due 11/02/2031 (l)		4,900	4,398
7.750% due 02/01/2032 (l)		31,500	32,616
8.375% due 01/19/2036 (l)		520	537
8.875% due 01/13/2033 (l)		1,000	1,085
EW Scripps Co. 9.875% due 08/15/2030 (l)		4,300	4,040
Incora Intermediate II LLC 0.000% (SOFRRATE + 8.000%) due 01/31/2030 «~		29,127	29,127
Incora Top Holdco LLC 6.000% due 01/30/2033 «~(k)		20,936	33,871
INEOS Finance PLC 7.250% due 03/31/2031	EUR	3,800	4,461
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031 (l)		$6,804	6,907
MPH Acquisition Holdings LLC 5.750% due 12/31/2030 (l)		17,000	14,858
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (c)(l)		8,764	9,177
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		12,400	7,750
11.750% due 10/15/2028 «		610	433
Nissan Motor Co. Ltd. 7.500% due 07/17/2030		1,200	1,260
Ocado Group PLC
10.500% due 08/08/2029	GBP	4,700	6,317
11.000% due 06/15/2030 (l)		900	1,218
Petroleos Mexicanos
6.700% due 02/16/2032 (l)		$4,206	4,171
6.840% due 01/23/2030 (l)		2,000	2,036
8.750% due 06/02/2029 (l)		3,253	3,506
Prime Healthcare Services, Inc. 9.375% due 09/01/2029 (l)		5,300	5,517
ProFrac Holdings II LLC 11.226% (TSFR3M + 7.250%) due 01/23/2029 ~(l)		5,759	5,968
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	348	522
Thames Water Utilities Finance PLC
0.875% due 01/31/2030	EUR	100	81
1.250% due 01/31/2034		200	162
2.625% due 01/24/2034	GBP	370	340
4.375% due 07/03/2036		200	188
5.125% due 09/28/2039		200	188
7.750% due 04/30/2046		300	288
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (g)		26	30
Times Square Hotel Trust 8.528% due 08/01/2026		$128	128
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028 (l)		103	102
U.S. Renal Care, Inc. 10.625% due 06/28/2028 (l)		7,141	6,248
Ubisoft Entertainment SA 0.878% due 11/24/2027 (l)	EUR	4,400	4,825
Vale SA 0.000% due 12/29/2049 ~(i)	BRL	340,000	22,932
Venture Global LNG, Inc.
9.500% due 02/01/2029 (l)		$4,214	4,647
9.875% due 02/01/2032		80	87
Viridien
8.500% due 10/15/2030	EUR	5,100	6,220
8.500% due 10/15/2030 (l)		600	732
10.000% due 10/15/2030 (l)		$4,800	4,938
Wayfair LLC 7.750% due 09/15/2030 (l)		400	420
Xerox Corp. 13.500% due 04/15/2031 (l)		1,200	1,163
Yinson Boronia Production BV 8.947% due 07/31/2042 (l)		2,845	3,171

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2025 (Unaudited)

ZF North America Capital, Inc. 7.500% due 03/24/2031		2,800	2,783

			439,387

UTILITIES 2.5%
Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650% due 01/24/2033 (l)		2,550	2,670
8.650% due 01/24/2033		1,700	1,780
Gazprom PJSC via Gaz Finance PLC 3.000% due 06/29/2027		200	163
NGD Holdings BV 6.750% due 12/31/2026 (l)		851	774
OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK) 10.000% due 06/30/2027 (c)(l)		32,946	21,745
OI SA (8.500% PIK) 8.500% due 12/31/2028 (c)		69,007	2,070
Peru LNG SRL 5.375% due 03/22/2030 (l)		12,470	11,976
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		3,800	4,024

			45,202

Total Corporate Bonds & Notes (Cost $666,720)			593,658

CONVERTIBLE BONDS & NOTES 1.6%
BANKING & FINANCE 1.4%
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (c)	EUR	1,823	867
PennyMac Corp. 5.500% due 03/15/2026 (l)		$24,225	24,176

			25,043

INDUSTRIALS 0.2%
DISH Network Corp. 3.375% due 08/15/2026		3,700	3,584

Total Convertible Bonds & Notes (Cost $30,042)			28,627

MUNICIPAL BONDS & NOTES 0.1%
WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)		25,000	2,336

Total Municipal Bonds & Notes (Cost $4,030)			2,336

U.S. GOVERNMENT AGENCIES 6.2%
Federal Home Loan Mortgage Corp. REMICS
1.513% due 07/15/2042 •(a)(l)		1,428	147
1.713% due 03/15/2043 •(a)(l)		6,560	714
1.713% due 11/15/2047 •(a)		178	28
2.000% due 11/25/2050 - 01/25/2051 (a)(l)		16,826	1,728
3.000% due 11/25/2050 - 09/25/2051 (a)(l)		38,720	5,940
3.500% due 04/25/2041 (a)(l)		6,600	709
4.000% due 11/25/2048 - 06/25/2051 (a)(l)		11,625	2,428
4.500% due 12/25/2050 (a)(l)		3,639	822
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
2.500% due 06/25/2057 ~(a)		5,218	1,002
3.475% due 05/25/2057 ~(l)		18,119	8,327
4.250% due 09/25/2060 (l)		6,592	6,365
4.250% due 03/25/2061 ~		3,263	3,010
12.632% due 11/25/2060 ~		5,415	4,073
13.059% due 09/25/2060 ~		4,196	3,186
Federal Home Loan Mortgage Corp. STACR REMICS Trust
9.106% due 01/25/2051 •(l)		1,700	1,885
11.456% due 01/25/2042 •(l)		4,800	5,094
11.856% due 10/25/2041 •(l)		23,500	24,684
12.156% due 11/25/2041 •(l)		14,300	15,165
12.856% due 02/25/2042 •(l)		1,200	1,299
Federal National Mortgage Association Connecticut Avenue Securities Trust
9.856% due 12/25/2041 •(l)		8,900	9,222
10.356% due 10/25/2041 •(l)		7,100	7,373
Federal National Mortgage Association Interest STRIPS
3.500% due 05/25/2030 (a)(l)		2,061	84
5.000% due 08/25/2043 (a)(l)		2,055	418
Federal National Mortgage Association REMICS
2.500% due 04/25/2049 - 02/25/2050 (a)(l)		18,744	2,657
3.000% due 12/25/2032 - 01/25/2051 (a)(l)		10,602	1,727

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2025 (Unaudited)

4.000% due 09/25/2051 (a)(l)		20,689	4,418

Total U.S. Government Agencies (Cost $113,647)			112,505

NON-AGENCY MORTGAGE-BACKED SECURITIES 26.1%
280 Park Avenue Mortgage Trust 7.345% due 09/15/2034 •(l)		4,750	4,596
Adjustable Rate Mortgage Trust
4.572% due 02/25/2036 ~(l)		5,982	3,794
4.572% due 02/25/2036 ~		1,000	631
Ashford Hospitality Trust
6.423% due 04/15/2035 •(l)		2,500	2,491
7.423% due 04/15/2035 •(l)		8,700	8,671
Atrium Hotel Portfolio Trust 7.498% due 12/15/2036 •(l)		1,111	1,033
Banc of America Funding Trust
0.510% due 09/26/2036 ~(l)		3,967	2,932
4.512% due 06/26/2036 •(l)		2,778	2,402
5.750% due 05/26/2036		265	152
BBCCRE Trust 4.715% due 08/10/2033 ~(l)		16,650	10,265
BBCMS Mortgage Trust 3.811% due 02/15/2053 ~(l)		15,650	12,114
BBCMS Trust 7.998% due 07/15/2037 •(l)		2,100	1,621
BCP Trust
6.757% due 06/15/2038 •		10,000	3,138
7.903% due 06/15/2038 •(l)		5,000	1,096
Bear Stearns Commercial Mortgage Securities Trust 5.566% due 01/12/2045 ~		20	20
Beast Mortgage Trust
7.715% due 03/15/2036 •(l)		5,750	1,242
8.715% due 03/15/2036 •(l)		7,125	1,017
CHL Mortgage Pass-Through Trust 5.672% due 08/25/2035 •(l)		2,196	1,711
Citigroup Commercial Mortgage Trust 3.917% due 12/15/2072 ~		6,250	1,556
Citigroup Mortgage Loan Trust, Inc. 4.579% due 08/25/2036 ~(l)		1,013	918
CLNY Trust 7.309% due 11/15/2038 •(l)		15,000	13,921
COLT Mortgage Loan Trust 8.002% due 04/25/2068 ~(l)		3,288	3,306
COMM Mortgage Trust 6.692% due 06/15/2034 •(l)		7,400	5,291
Countrywide Alternative Loan Trust 6.250% due 12/25/2036 (l)		4,563	1,867
CRSNT Trust 7.774% due 04/15/2036 •(l)		7,000	6,843
CSMC Trust
0.000% due 02/25/2067 ~(a)		343,677	160
0.005% due 02/25/2067 ~(a)		343,677	133
3.552% due 01/25/2058 ~		9,482	7,814
3.992% due 01/25/2060 ~(l)		8,144	6,272
4.000% due 02/25/2067 ~(l)		23,825	17,744
4.056% due 02/25/2067 ~		9,122	1,403
7.744% due 07/15/2032 •(l)		19,982	19,893
Deutsche Mortgage & Asset Receiving Corp. 3.833% due 11/27/2036 •(l)		6,217	6,051
DOLP Trust
0.665% due 05/10/2041 ~(a)(l)		309,500	8,903
3.704% due 05/10/2041 ~(l)		32,400	24,561
DROP Mortgage Trust 7.014% due 10/15/2043 •(l)		5,500	4,711
Extended Stay America Trust 7.964% due 07/15/2038 •(l)		15,854	15,890
Great Hall Mortgages No. 1 PLC 7.955% due 06/18/2039 •(l)	GBP	1,940	2,569
Greenwood Park CLO Ltd. 0.000% due 04/15/2031 «		$27,000	45
GS Mortgage Securities Corp. Trust 6.997% due 11/15/2032 •(l)		10,782	10,723
GS Mortgage-Backed Securities Corp. Trust
0.000% due 12/25/2060 ~		139	134
0.000% due 12/25/2060 ~(a)		154,101	4,635
0.165% due 12/25/2060 ~(a)		132,910	986
3.934% due 12/25/2060 ~(l)		34,468	23,604
GSR Mortgage Loan Trust 6.250% due 08/25/2036 (l)		4,057	1,121
JP Morgan Alternative Loan Trust 4.552% due 03/25/2037 •(l)		10,467	8,985
JP Morgan Chase Commercial Mortgage Securities Trust
6.014% due 12/15/2036 •		1,700	89
6.498% due 02/15/2035 •(l)		1,234	1,195
6.739% due 07/05/2033 •(l)		5,012	2,932
7.089% due 07/05/2033 •(l)		10,000	3,990

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2025 (Unaudited)

7.365% due 03/15/2036 •(l)		25,550	11,510
8.115% due 03/15/2036 •(l)		9,500	3,598
9.115% due 03/15/2036 •		700	107
JP Morgan Resecuritization Trust 4.086% due 12/27/2046 •(l)		10,370	8,674
Mill City Mortgage Loan Trust
0.000% due 04/25/2057 ~		129,623	3,899
0.000% due 04/25/2057 ~(a)		129,623	401
0.000% due 11/25/2058 ~(a)		100,580	245
0.000% due 11/25/2058 ~		100,580	384
3.858% due 04/25/2057 ~(l)		20,617	14,591
3.899% due 11/25/2058 ~(l)		16,205	10,421
Morgan Stanley Capital I Trust
6.509% due 12/15/2036 •(l)		4,294	90
6.648% due 11/15/2034 •(l)		5,370	5,173
7.598% due 11/15/2034 •(l)		3,357	3,217
Morgan Stanley Re-REMICS Trust 7.306% due 03/26/2037 þ(l)		2,397	2,516
MRCD Mortgage Trust 2.718% due 12/15/2036 (l)		28,715	16,937
Myers Park CLO Ltd. 0.000% due 10/20/2030 «		13,000	27
New Orleans Hotel Trust 6.887% due 04/15/2032 •(l)		11,978	11,728
New Residential Mortgage Loan Trust 3.980% due 07/25/2059 ~(l)		5,000	3,775
RALI Trust 4.692% due 06/25/2037 •(l)		671	601
Residential Asset Securitization Trust 6.500% due 08/25/2036 (l)		5,384	1,495
SFO Commercial Mortgage Trust
7.164% due 05/15/2038 •(l)		18,000	17,557
7.914% due 05/15/2038 •(l)		8,000	7,771
Structured Adjustable Rate Mortgage Loan Trust 5.362% due 03/25/2036 ~(l)		3,539	3,473
Trinity Square PLC
0.000% due 07/15/2059 (g)	GBP	10	2,234
0.000% due 07/15/2059 (g)(l)		7,804	8,849
7.069% (SONIO/N + 3.000%) due 07/15/2059 ~(l)		4,682	6,308
7.819% (SONIO/N + 3.750%) due 07/15/2059 ~(l)		4,682	6,294
9.069% (SONIO/N + 5.000%) due 07/15/2059 ~(l)		6,244	9,208
9.569% (SONIO/N + 5.500%) due 07/15/2059 ~(l)		4,682	6,168
10.069% (SONIO/N + 6.000%) due 07/15/2059 ~(l)		3,836	5,175
VASA Trust
7.415% due 07/15/2039 •(l)		$10,000	8,648
8.165% due 07/15/2039 •(l)		7,000	5,514
Verus Securitization Trust 8.077% due 12/25/2068 ~(l)		4,538	4,628
WaMu Mortgage Pass-Through Certificates Trust
4.963% due 07/25/2047 •(l)		1,811	1,535
5.322% due 12/25/2045 •(l)		12,065	10,640
Wells Fargo Mortgage-Backed Securities Trust 6.792% due 10/25/2036 ~(l)		167	160

Total Non-Agency Mortgage-Backed Securities (Cost $607,013)			470,722

ASSET-BACKED SECURITIES 20.7%
AUTOMOBILE ABS OTHER 0.6%
Carvana Auto Receivables Trust 0.000% due 01/10/2028 «(g)		10	829
Exeter Automobile Receivables Trust 0.000% due 12/15/2033 «(g)		12	721
Flagship Credit Auto Trust 0.000% due 04/17/2028 «(g)		10	441
Huntington Bank Auto Credit-Linked Notes
8.389% due 10/20/2032 •		698	706
11.889% due 10/20/2032 •		725	734
Santander Bank Auto Credit-Linked Notes
7.762% due 06/15/2032 (l)		1,189	1,202
10.171% due 06/15/2032 (l)		2,757	2,816
13.030% due 06/15/2032		2,432	2,490

			9,939

AUTOMOBILE SEQUENTIAL 0.4%
CPS Auto Securitization Trust 11.000% due 06/16/2032 «		7,955	8,091

HOME EQUITY OTHER 12.0%
Aames Mortgage Investment Trust 6.972% due 01/25/2035 •(l)		5,000	3,926
ACE Securities Corp. Home Equity Loan Trust 4.647% due 08/25/2036 •(l)		25,165	20,368

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2025 (Unaudited)

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.072% due 07/25/2035 •(l)	7,500	6,439
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.962% due 01/25/2036 •(l)	21,502	23,121
Asset-Backed Securities Corp. Home Equity Loan Trust 4.502% due 05/25/2037 •(l)	7,632	5,450
Bear Stearns Asset-Backed Securities I Trust 4.521% due 01/25/2037 •(l)	6,307	5,677
BNC Mortgage Loan Trust 5.772% due 11/25/2037 •(l)	32,783	23,342
Countrywide Asset-Backed Certificates Trust
4.647% due 06/25/2037 •(l)	5,623	5,351
4.707% due 02/25/2037 •(l)	10,980	11,386
Encore Credit Receivables Trust 6.027% due 10/25/2035 •(l)	6,317	5,759
Fieldstone Mortgage Investment Trust 7.197% due 08/25/2034 •(l)	2,393	1,903
First NLC Trust 5.292% due 12/25/2035 •(l)	9,537	8,475
Fremont Home Loan Trust 5.322% due 01/25/2035 •(l)	7,150	6,041
GSAMP Trust 4.722% due 08/25/2036 •(l)	16,953	14,430
MASTR Asset-Backed Securities Trust 4.857% due 01/25/2036 •(l)	6,373	5,100
Morgan Stanley ABS Capital I, Inc. Trust 5.382% due 07/25/2035 •(l)	9,922	8,047
Morgan Stanley Home Equity Loan Trust 5.337% due 05/25/2035 •(l)	5,341	5,108
New Century Home Equity Loan Trust 5.292% due 06/25/2035 •(l)	17,591	17,539
Saxon Asset Securities Trust 4.752% due 09/25/2036 •(l)	11,238	9,164
Soundview Home Loan Trust 5.097% due 12/25/2035 •(l)	6,312	6,061
Structured Asset Investment Loan Trust 5.247% due 07/25/2035 •(l)	10,407	8,276
Structured Asset Securities Corp. Mortgage Loan Trust 4.572% due 04/25/2036 •(l)	18,937	15,949

		216,912

WHOLE LOAN COLLATERAL 2.5%
First Franklin Mortgage Loan Trust
4.582% due 10/25/2036 •(l)	6,000	4,975
5.202% due 11/25/2035 •(l)	8,078	7,508
PRET LLC 8.967% due 09/25/2051 þ	19,443	19,465
Residential Asset Mortgage Products Trust 5.547% due 02/25/2035 •(l)	5,313	4,721
Securitized Asset-Backed Receivables LLC Trust 4.772% due 03/25/2036 •(l)	1,362	856
Specialty Underwriting & Residential Finance Trust 4.572% due 09/25/2037 •(l)	21,441	7,442

		44,967

OTHER ABS 5.2%
Ayresome CDO I Ltd. 7.870% due 12/08/2045 •(l)	25,992	6,396
College Avenue Student Loans Trust
0.000% due 06/25/2054 «(g)(l)	11	5,848
6.610% due 06/25/2054 (l)	1,369	1,421
8.660% due 06/25/2054 (l)	1,971	2,106
Duke Funding High Grade III Ltd.
0.090% due 08/02/2049 (a)	840,370	144
5.100% due 08/02/2049 •	29,910	234
FREED ABS Trust 0.000% due 09/20/2027 «(g)	4	1
Greenwood Park CLO Ltd. 0.000% due 04/15/2031 ~(l)	27,000	2,989
KKR CLO 31 Ltd. 0.000% due 04/20/2034 ~(l)	10,000	4,102
Madison Park Funding XXIII Ltd. 0.000% due 07/27/2047 ~(l)	5,600	1,712
Marlette Funding Trust 0.000% due 09/16/2030 «(g)	38	612
Montauk Point CDO II Ltd.
7.810% due 04/06/2046 •(l)	327,058	9,647
7.920% due 04/06/2046 •	4,400	0
Montauk Point CDO Ltd. 7.815% due 10/06/2042 •(l)	213,556	21,333
Myers Park CLO Ltd. 0.000% due 10/20/2030 «~	13,000	3,416
Reach ABS Trust 7.750% due 08/16/2032	500	513

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2025 (Unaudited)

Sierra Madre Funding Ltd. 4.718% due 09/07/2039 •		895	502
SMB Private Education Loan Trust 0.000% due 02/16/2055 «(g)		5	5,182
Stream Innovations Issuer Trust 6.270% due 07/15/2044		334	348
Structured Finance Advisors ABS CDO III Ltd. 7.500% due 07/02/2037 •(l)		41,770	5,398
Summer Street Ltd. 4.643% due 12/06/2045 •		56,060	12,387
Upstart Securitization Trust 7.410% due 09/20/2035		8,800	8,776

			93,067

Total Asset-Backed Securities (Cost $464,755)			372,976

SOVEREIGN ISSUES 5.7%
Argentina Republic Government International Bonds 3.500% due 07/09/2041 þ		5,233	2,549
Avenir Issuer IV Ireland DAC 6.000% due 10/25/2027		4,710	4,546
Ecuador Government International Bonds
0.000% due 07/31/2030 (g)(l)		6,200	4,788
6.900% due 07/31/2030 þ(l)		10,657	9,495
6.900% due 07/31/2035 þ(l)		2,570	1,926
Egypt Government Bonds 21.954% due 03/04/2028	EGP	877,000	18,324
Egypt Government International Bonds 6.375% due 04/11/2031 (l)	EUR	3,700	4,173
El Salvador Government International Bonds 9.250% due 04/17/2030 (l)		$3,750	4,102
Romania Government International Bonds
5.875% due 07/11/2032 (l)	EUR	16,000	19,248
6.250% due 09/10/2034		11,900	14,418
Russia Foreign Bonds - Eurobond
5.100% due 03/28/2035		$200	0
5.625% due 04/04/2042		4,200	2,940
Turkiye Government Bonds
40.854% (BISTREFI) due 09/06/2028 ~	TRY	396,200	9,291
42.493% (BISTREFI) due 05/20/2026 ~		600	15
42.493% (BISTREFI) due 08/19/2026 ~		400	10
42.493% (BISTREFI) due 05/17/2028 ~		79,200	1,874
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(h)		$271	143
0.000% due 02/01/2034 þ(h)		1,014	422
0.000% due 02/01/2035 þ(h)		856	418
0.000% due 02/01/2036 þ(h)		714	347
4.500% due 02/01/2034 þ		1,614	906
4.500% due 02/01/2035 þ		1,738	960
4.500% due 02/01/2036 þ		1,614	879

Total Sovereign Issues (Cost $93,869)			101,774

		SHARES
COMMON STOCKS 7.7%
COMMUNICATION SERVICES 0.5%
OI SA (e)		11,034,637	1,099
Promotora de Informaciones SA Class A (e)		1,623,357	701
SES SA «(e)		652,149	7,761

			9,561

CONSUMER STAPLES 0.0%
Steinhoff International Holdings NV «(e)(k)		115,240,755	0

FINANCIALS 1.2%
Banca Monte dei Paschi di Siena SpA		2,274,000	20,130
Corestate Capital Holding SA «(e)(k)		632,951	0
Intelsat SA «(e)(k)		652,149	0
MNSN Holdings, Inc. (e)(k)		8,417	505
UBS Group AG		5,143	210

			20,845

HEALTH CARE 3.9%
AmSurg Corp. «(e)(k)		1,571,862	70,965

INDUSTRIALS 2.1%
Incora New Equity «(e)(k)		947,048	38,014

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2025 (Unaudited)

		38,014

Total Common Stocks (Cost $133,328)		139,385

PREFERRED SECURITIES 1.6%
BANKING & FINANCE 0.0%
ADLER Group SA «	3,588,226	0

INDUSTRIALS 1.6%
Atlas Re Ltd. «	140	14,885
Clover Holdings, Inc. 0.000% «(k)	27,610	543
SVB Financial Trust
0.000% due 11/07/2032 (g)	51,680	6
11.000% due 11/07/2032	9,596	5,230
Syniverse Holdings, Inc. 12.500% «(k)	8,566,268	8,352

		29,016

Total Preferred Securities (Cost $28,336)		29,016

REAL ESTATE INVESTMENT TRUSTS 1.1%
REAL ESTATE 1.1%
Annaly Capital Management, Inc.	609,500	12,318
PennyMac Mortgage Investment Trust	556,200	6,819

Total Real Estate Investment Trusts (Cost $26,500)		19,137

	SHARES
SHORT-TERM INSTRUMENTS 1.1%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (j)	770,555	771

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 1.1%
4.191% due 10/14/2025 - 01/27/2026 (f)(g)(o)	$19,872	19,781

Total Short-Term Instruments (Cost $20,550)		20,552

Total Investments in Securities (Cost $2,833,438)		2,524,080

	SHARES
INVESTMENTS IN AFFILIATES 11.3%
COMMON STOCKS 1.0%
AFFILIATED INVESTMENTS 1.0%
Market Garden †«‡(k)	17,432,014	17,748

Total Common Stocks (Cost $17,432)		17,748

SHORT-TERM INSTRUMENTS 10.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.3%
PIMCO Short-Term Floating NAV Portfolio III	19,136,710	186,372

Total Short-Term Instruments (Cost $186,243)		186,372

Total Investments in Affiliates (Cost $203,675)		204,120

Total Investments 151.4% (Cost $3,037,113)		$2,728,200
Financial Derivative Instruments (m)(n) 0.1%(Cost or Premiums, net $28,015)		1,189
Other Assets and Liabilities, net (51.5)%		(927,773)

Net Assets 100.0%		$1,801,616

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

†	Represents co-investment made with Company’s affiliates in accordance with the terms of the exemptive relief received from the U.S. Securities and Exchange Commission.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
‡	Insurance-Linked Investments.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Security becomes interest bearing at a future date.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Coupon represents a 7-Day Yield.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AmSurg Corp.	11/02/2023 - 11/06/2023	$65,680	$70,965	3.94%
Clover Holdings, Inc.	12/09/2024	414	543	0.03
Corestate Capital Holding SA	08/22/2023	0	0	0.00
Incora New Equity	01/31/2025	46,003	38,014	2.11
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 08/01/2025	20,936	33,871	1.88
Intelsat SA	01/29/2021 - 08/29/2025	16,018	0	0.00
Market Garden	03/13/2024	0	0	0.00
MNSN Holdings, Inc.	03/16/2023 - 03/29/2023	94	505	0.03
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 05/30/2025	8,448	8,352	0.46

$157,593	$152,250	8.45%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BNY	5.260%	08/01/2025	02/02/2026	$(13,204)	$(13,325)
5.260	09/05/2025	03/05/2026	(9,229)	(9,266)
5.260	09/30/2025	03/27/2026	(4,361)	(4,361)
BOS	4.980	09/03/2025	10/02/2025	(2,564)	(2,574)
5.180	09/03/2025	10/02/2025	(815)	(818)
5.380	09/03/2025	10/02/2025	(1,736)	(1,743)
BPS	3.800	09/19/2025	TBD(2)	(1,060)	(1,061)
4.380	09/19/2025	TBD(2)	(4,119)	(4,125)
4.480	09/19/2025	TBD(2)	(5,088)	(5,095)
4.500	09/23/2025	TBD(2)	(2,325)	(2,327)
4.550	09/24/2025	12/24/2025	(10,976)	(10,985)
4.870	07/14/2025	10/14/2025	(11,825)	(11,951)

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2025 (Unaudited)

	5.260	08/13/2025	02/11/2026		(4,597)	(4,631)
	5.360	08/13/2025	02/11/2026		(5,957)	(6,002)
	5.390	07/25/2025	01/22/2026		(85,794)	(86,687)
	5.390	08/13/2025	02/11/2026		(14,589)	(14,700)
	5.830	07/22/2025	10/22/2025		(16,029)	(16,213)
BRC	1.500	09/29/2025	TBD(2)	EUR	(645)	(758)
	2.150	09/29/2025	TBD(2)		(5,873)	(6,896)
	3.500	09/15/2025	TBD(2)	GBP	(105)	(142)
	3.983	10/01/2025	02/02/2026		$(11,248)	(11,248)
	4.024	10/01/2025	01/05/2026		(3,687)	(3,687)
	4.033	10/01/2025	02/02/2026		(8,048)	(8,048)
	4.080	09/19/2025	TBD(2)		(1,942)	(1,945)
	4.590	09/22/2025	10/14/2025		(11,664)	(11,677)
	4.790	07/07/2025	10/06/2025		(5,627)	(5,691)
	4.983	10/01/2025	02/02/2026		(748)	(748)
	5.160	09/02/2025	01/06/2026		(4,521)	(4,540)
	5.170	09/10/2025	12/10/2025		(12,264)	(12,301)
	5.220	09/10/2025	12/10/2025		(5,050)	(5,066)
	5.260	09/09/2025	01/07/2026		(6,492)	(6,513)
	5.310	04/04/2025	10/01/2025		(12,091)	(12,412)
	5.310	08/12/2025	12/10/2025		(2,814)	(2,835)
	5.310	09/09/2025	01/07/2026		(8,575)	(8,603)
	5.330	10/01/2025	12/30/2025		(8,159)	(8,159)
	5.350	07/03/2025	10/01/2025		(3,578)	(3,626)
	5.360	04/04/2025	10/01/2025		(11,151)	(11,450)
	5.360	08/12/2025	12/10/2025		(2,385)	(2,403)
	5.360	08/29/2025	10/01/2025		(8,105)	(8,146)
	5.360	09/02/2025	01/06/2026		(650)	(653)
	5.360	09/09/2025	01/07/2026		(45,791)	(45,941)
	5.360	09/25/2025	01/26/2026		(3,122)	(3,125)
	5.400	08/27/2025	12/01/2025		(10,485)	(10,540)
	5.430	08/04/2025	02/04/2026		(12,669)	(12,780)
	5.480	07/08/2025	10/08/2025		(3,704)	(3,752)
	5.580	07/22/2025	10/22/2025		(1,316)	(1,331)
BYR	4.610	09/03/2025	11/03/2025		(27,777)	(27,880)
	4.630	09/30/2025	10/21/2025		(5,018)	(5,018)
	4.660	07/21/2025	10/21/2025		(23,410)	(23,636)
	4.710	09/08/2025	10/01/2025		(4,547)	(4,561)
	4.710	09/08/2025	01/08/2026		(14,692)	(14,739)
	4.710	09/30/2025	10/01/2025		(2,076)	(2,077)
	4.710	10/01/2025	01/08/2026		(1,625)	(1,625)
CDC	4.660	09/11/2025	01/09/2026		(3,296)	(3,305)
	4.660	09/18/2025	01/16/2026		(5,726)	(5,736)
	4.660	09/22/2025	01/20/2026		(4,682)	(4,687)
	4.660	09/25/2025	01/23/2026		(1,381)	(1,383)
CEW	5.525	04/24/2025	10/20/2025		(3,609)	(3,698)
	5.575	04/24/2025	10/20/2025		(3,562)	(3,650)
DBL	4.400	09/19/2025	TBD(2)		(6,965)	(6,975)
	4.450	09/19/2025	TBD(2)		(7,107)	(7,117)
	5.040	09/16/2025	11/14/2025		(4,563)	(4,572)
	5.052	08/29/2025	10/31/2025		(7,810)	(7,846)
	5.190	09/16/2025	11/14/2025		(12,157)	(12,184)
	5.252	08/29/2025	10/31/2025		(4,530)	(4,552)
	5.352	08/29/2025	10/31/2025		(19,483)	(19,579)
	5.452	08/29/2025	10/31/2025		(2,430)	(2,443)
	5.552	08/29/2025	10/31/2025		(1,019)	(1,024)
	5.702	08/29/2025	10/31/2025		(1,376)	(1,383)
	5.727	08/29/2025	10/31/2025		(14,585)	(14,662)
	5.752	08/29/2025	10/31/2025		(5,632)	(5,661)
	5.802	08/29/2025	10/31/2025		(9,162)	(9,211)
	5.882	08/29/2025	10/31/2025		(2,168)	(2,180)
GLM	5.254	07/29/2025	04/29/2026		(2,022)	(2,041)
	5.377	06/04/2025	03/04/2026		(511)	(520)
IND	4.560	09/04/2025	12/04/2025		(913)	(916)
	4.640	09/16/2025	12/16/2025		(356)	(356)
JML	1.500	08/12/2025	TBD(2)	EUR	(907)	(1,067)
	4.700	09/19/2025	10/31/2025		$(1,629)	(1,631)
	4.800	09/19/2025	10/31/2025		(5,577)	(5,586)
MEI	2.620	09/17/2025	01/16/2026	EUR	(4,265)	(5,012)
MSB	4.641	09/26/2025	12/29/2025	GBP	(3,511)	(4,724)
	4.671	09/26/2025	12/29/2025		(3,288)	(4,425)
	4.701	09/26/2025	12/29/2025		(1,383)	(1,861)
	4.771	09/26/2025	12/29/2025		(3,265)	(4,393)
	5.260	08/05/2025	02/02/2026		$(2,897)	(2,922)
	5.260	09/30/2025	03/30/2026		(9,960)	(9,962)
	5.310	08/05/2025	02/02/2026		(3,376)	(3,405)
	5.310	09/30/2025	03/30/2026		(19,211)	(19,214)
	5.360	09/30/2025	03/30/2026		(6,113)	(6,114)
MYI	1.750	06/11/2025	TBD(2)	EUR	(104)	(123)
	1.750	07/07/2025	TBD(2)		(105)	(124)
	4.924	09/29/2025	12/29/2025	GBP	(3,798)	(5,109)
	5.124	09/29/2025	12/29/2025		(4,442)	(5,976)
MZF	5.280	09/17/2025	03/17/2026		$(10,415)	(10,437)
	5.360	09/17/2025	03/17/2026		(4,339)	(4,348)
RCY	4.810	07/07/2025	10/06/2025		(976)	(988)
RTA	4.740	09/25/2025	01/09/2026		(4,261)	(4,264)

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2025 (Unaudited)

4.740	10/01/2025	01/09/2026	(3,977)	(3,977)
4.840	09/10/2025	01/09/2026	(8,639)	(8,665)
5.210	09/04/2025	03/04/2026	(7,454)	(7,484)
5.210	09/15/2025	01/15/2026	(12,842)	(12,874)
5.240	09/10/2025	01/09/2026	(3,045)	(3,055)
5.290	09/10/2025	01/09/2026	(12,118)	(12,157)
5.310	09/04/2025	03/04/2026	(13,037)	(13,091)
5.310	09/10/2025	01/09/2026	(16,046)	(16,098)
5.320	09/10/2025	01/09/2026	(4,086)	(4,099)
5.360	09/10/2025	11/10/2025	(20,467)	(20,534)
SBI	5.376	07/21/2025	01/26/2026	(3,242)	(3,277)
SOG	2.100	08/06/2025	TBD(2)	EUR	(22,269)	(26,230)
4.350	09/19/2025	TBD(2)	$(8,455)	(8,467)
4.360	09/19/2025	TBD(2)	(495)	(495)
4.370	09/19/2025	TBD(2)	(9,983)	(9,998)
4.370	09/19/2025	TBD(2)	(1,488)	(1,488)
4.370	09/26/2025	TBD(2)	(3,859)	(3,861)
4.370	10/01/2025	TBD(2)	(3,570)	(3,570)
4.470	09/19/2025	TBD(2)	(8,368)	(8,381)
4.470	09/29/2025	TBD(2)	(3,720)	(3,721)
4.568	09/17/2025	12/16/2025	GBP	(3,648)	(4,915)
4.820	07/07/2025	10/07/2025	$(2,635)	(2,665)
4.860	07/08/2025	10/08/2025	(1,019)	(1,031)
4.860	09/04/2025	10/09/2025	(3,252)	(3,264)
5.260	06/13/2025	12/12/2025	(8,509)	(8,650)
5.260	08/01/2025	01/30/2026	(4,007)	(4,044)
UBS	2.150	06/11/2025	TBD(2)	EUR	(2,994)	(3,538)
2.536	09/03/2025	10/01/2025	(3,768)	(4,433)
4.780	07/03/2025	10/03/2025	$(725)	(734)
4.890	07/16/2025	10/02/2025	(5,455)	(5,512)
5.470	07/23/2025	10/23/2025	(9,401)	(9,501)
WFS	4.840	08/19/2025	11/19/2025	(8,089)	(8,136)

Total Reverse Repurchase Agreements	$(945,727)

(l)	Securities with an aggregate market value of $1,177,484 and cash of $7,355 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(277,355) at a weighted average interest rate of 5.104%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	38	$(9,150)	$146	$0	$(3)
3-Month SOFR Active Contract March Futures	06/2026	36	(8,685)	118	0	(2)
3-Month SOFR Active Contract September Futures	12/2025	29	(6,957)	136	0	(1)

Total Futures Contracts	$400	$0	$(6)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	23,100	$(120)	$(13)	$(133)	$32	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	9,800	286	7,658	7,944	0	(40)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	$58,100	289	(470)	(181)	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2027	673,000	5,966	(4,155)	1,811	340	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2028	53,800	770	(391)	379	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	49,800	(924)	317	(607)	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	159,500	2,399	(815)	1,584	91	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	172,300	(1,579)	65	(1,514)	77	0

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		48,600	1,057	(805)	252	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		40,100	9,900	5,120	15,020	106	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		27,100	6,527	4,066	10,593	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/21/2052		81,300	(245)	7,078	6,833	224	0
Pay(1)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	EUR	46,700	166	(25)	141	78	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		50,200	4,740	3,830	8,570	0	(100)
Receive	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		5,700	448	(143)	305	0	(13)
Receive(1)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		29,900	182	3,705	3,887	0	(26)

Total Swap Agreements	$29,862	$25,022	$54,884	$1,078	$(211)

Cash of $26,263 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.
(1)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2025	EUR	1,116	$1,305	$0	$(6)
10/2025	GBP	1,290	1,731	0	(4)
10/2025	JPY	629	4	0	0
10/2025	$71	JPY	10,672	1	0
11/2025	JPY	10,635	$71	0	(1)
11/2025	$3,750	EUR	3,187	0	(1)
BPS	10/2025	HKD	74,718	$9,609	5	0
10/2025	IDR	226,879	14	0	0
10/2025	TRY	3,034	72	0	(1)
10/2025	$48	IDR	793,319	0	(1)
10/2025	83	JPY	12,364	0	0
10/2025	171	TRY	7,319	4	0
11/2025	JPY	12,321	$83	0	0
12/2025	$14	IDR	227,531	0	0
05/2026	348	KWD	106	1	0
06/2026	250	76	1	0
07/2026	155	47	1	0
06/2027	121	37	0	0
05/2029	KWD	518	$1,780	66	0
07/2029	78	270	10	0
05/2030	379	1,304	45	0
BRC	10/2025	CHF	88	110	0	(1)
10/2025	EUR	371	433	0	(2)
10/2025	TRY	129,902	3,122	0	(2)
10/2025	$94	CHF	75	0	0
10/2025	435	EUR	371	1	0
10/2025	15,944	TRY	681,042	335	0
11/2025	CHF	74	$94	0	0
11/2025	EUR	2,647	3,115	1	(1)
11/2025	$5,802	TRY	252,719	48	0
11/2025	ZAR	11,873	$674	0	(11)
12/2025	$8,451	TRY	371,609	19	0
BSH	10/2025	EUR	229,554	$266,708	0	(2,800)
CBK	10/2025	BRL	9,090	1,709	1	0
10/2025	EUR	2,978	3,497	1	0
10/2025	IDR	234,330	14	0	0
10/2025	$1,645	BRL	9,090	63	0
10/2025	3,736	EUR	3,187	5	0
10/2025	11	IDR	178,083	0	0
10/2025	ZAR	15,563	$899	0	(2)
12/2025	$14	IDR	234,994	0	0
DUB	11/2025	ZAR	28,670	$1,638	0	(17)
FAR	10/2025	JPY	30,439	207	1	0
10/2025	$17	CHF	13	0	0
10/2025	272,827	EUR	233,521	1,338	0
11/2025	CHF	13	$17	0	0
11/2025	EUR	232,668	272,372	0	(1,338)
GLM	10/2025	BRL	9,121	1,708	0	(6)
10/2025	IDR	225,097	14	0	0
10/2025	$1,715	BRL	9,121	0	(1)
10/2025	11	IDR	179,654	0	0
11/2025	479	TRY	20,846	3	0
12/2025	1,708	BRL	9,250	5	0
12/2025	13	IDR	225,636	0	0
MYI	10/2025	EUR	496	$578	0	(4)
10/2025	JPY	2,780	19	0	0
10/2025	$2,498	EUR	2,140	15	0

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2025 (Unaudited)

10/2025	97	JPY	14,476	1	0
11/2025	JPY	14,487	$97	0	(1)
11/2025	$2,572	EUR	2,185	0	(1)
SCX	10/2025	EUR	1,517	$1,775	0	(7)
10/2025	IDR	181,246	11	0	0
10/2025	JPY	14,233	97	1	0
10/2025	$85,783	GBP	64,132	468	0
10/2025	11	IDR	179,064	0	0
11/2025	GBP	64,132	$85,798	0	(468)
11/2025	JPY	10,472	71	0	0
12/2025	$11	IDR	181,704	0	0
SSB	10/2025	GBP	62,842	$84,706	190	0
UAG	10/2025	$901	ZAR	15,562	0	0
10/2025	ZAR	15,569	$901	0	0
11/2025	12,915	733	0	(13)

Total Forward Foreign Currency Contracts	$2,630	$(4,689)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Egypt Government International Bonds	1.000%	Quarterly	12/20/2028	3.236%	$6,200	$(1,071)	$670	$0	$(401)
Egypt Government International Bonds	1.000	Quarterly	06/20/2029	3.441	1,900	(405)	253	0	(152)
MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	2.159	1,900	(371)	306	0	(65)

$(1,847)	$1,229	$0	$(618)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	AP Core Holdings II, LLC	0.000%	Monthly	09/01/2027	30	0	8	8	0
BPS	Pay	Syniverse Holdings, Inc.	0.000%	Monthly	05/13/2027	3,958	0	2,997	2,997	0

$0	$3,005	$3,005	$0

Total Swap Agreements	$(1,847)	$4,234	$3,005	$(618)

(o)

Securities with an aggregate market value of $2,900 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$353,230	$280,162	$633,392
Corporate Bonds & Notes
Banking & Finance	0	109,069	0	109,069
Industrials	0	332,536	106,851	439,387
Utilities	0	45,202	0	45,202
Convertible Bonds & Notes
Banking & Finance	0	25,043	0	25,043
Industrials	0	3,584	0	3,584
Municipal Bonds & Notes
West Virginia	0	2,336	0	2,336
U.S. Government Agencies	0	112,505	0	112,505
Non-Agency Mortgage-Backed Securities	0	470,650	72	470,722
Asset-Backed Securities
Automobile ABS Other	0	7,948	1,991	9,939
Automobile Sequential	0	0	8,091	8,091
Home Equity Other	0	216,912	0	216,912
Whole Loan Collateral	0	44,967	0	44,967
Other ABS	0	78,008	15,059	93,067
Sovereign Issues	0	101,774	0	101,774
Common Stocks
Communication Services	1,800	0	7,761	9,561
Financials	505	20,340	0	20,845
Health Care	0	0	70,965	70,965
Industrials	0	0	38,014	38,014
Preferred Securities
Industrials	0	5,236	23,780	29,016
Real Estate Investment Trusts
Real Estate	19,137	0	0	19,137
Short-Term Instruments
Mutual Funds	0	771	0	771
U.S. Treasury Bills	0	19,781	0	19,781

$21,442	$1,949,892	$552,746	$2,524,080
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	0	17,748	17,748
Short-Term Instruments
Central Funds Used for Cash Management Purposes	186,372	0	0	186,372

$186,372	$0	$17,748	$204,120

Total Investments	$207,814	$1,949,892	$570,494	$2,728,200

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,078	0	1,078
Over the counter	0	5,635	0	5,635

$0	$6,713	$0	$6,713
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(217)	0	(217)
Over the counter	0	(5,307)	0	(5,307)

$0	$(5,524)	$0	$(5,524)

Total Financial Derivative Instruments	$0	$1,189	$0	$1,189

Totals	$207,814	$1,951,081	$570,494	$2,729,389

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$181,551	$9,954	$(20,138)	$231	$76	$(477)	$108,965	$0	$280,162	$(423)
Corporate Bonds & Notes
Banking & Finance	224	0	(212)	0	0	(12)	0	0	0	0
Industrials	64,087	37,212	0	26	0	5,526	0	0	106,851	5,527
Non-Agency Mortgage-Backed Securities	608	0	0	0	(8)	(144)	0	(384)	72	(135)
Asset-Backed Securities
Automobile ABS Other	2,224	0	0	0	0	(233)	0	0	1,991	(233)

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2025 (Unaudited)

Automobile Sequential	8,131	0	(45)	0	0	5	0	0	8,091	5
Other ABS	15,138	0	0	86	0	(165)	0	0	15,059	(165)
Common Stocks
Communication Services	0	0	0	0	0	7,761	0	0	7,761	7,761
Financials	22,531	0	(22,662)	0	0	636	0	(505)	0	(22,497)
Health Care	70,964	0	0	0	0	1	0	0	70,965	1
Industrials	31,997	0	0	0	0	6,017	0	0	38,014	6,017
Preferred Securities
Industrials	22,831	0	0	0	0	949	0	0	23,780	949

Totals	$420,286	$47,166	$(43,057)	$343	$68	$19,864	$108,965	$(889)	$552,746	$(3,193)

Investments in Affiliates
Common Stocks
Affiliated Investments	21,996	0	(4,914)	0	0	666	0	0	17,748	589

Totals	$442,282	$47,166	$(47,971)	$343	$68	$20,530	$108,965	$(889)	$570,494	$(2,604)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$32,503	Comparable Companies	EBITDA Multiple	X	16.290	—
78,464	Discounted Cash Flow	Discount Rate	3.620 - 11.702	7.054
20,755	Indicative Market Quotation	Broker Quote	72.500 - 101.750	95.401
22,484	Recent Transaction	Purchase Price	97.500 - 100.000	99.467
125,956	Third Party Vendor	Broker Quote	68.000 - 122.000	108.646
Corporate Bonds & Notes
Industrials	62,998	Comparable Companies/Discounted Cash Flow	Revenue Multiple/Discount Rate	X/%	0.900/10.500	—
8,183	Indicative Market Quotation	Broker Quote	62.500 - 71.000	62.950
35,670	Recent Transaction	Purchase Price	100.000	—
Non-Agency Mortgage-Backed Securities	72	Discounted Cash Flow	Discount Rate	28.000 - 38.000	31.800
Asset-Backed Securities
Automobile ABS Other	1,991	Discounted Cash Flow	Discount Rate	10.500 – 17.000	15.199
Automobile Sequential	8,091	Proxy pricing	Base Price	10.420	—
Other ABS	15,059	Discounted Cash Flow	Discount Rate	12.000 – 38.000	18.242
Common Stocks
Communication Services	7,761	Discounted Cash Flow	Discount Rate	7.930	—
Health Care	70,965	Comparable Companies	EBITDA Multiple	X	16.290	—
Industrials	38,014	Comparable Companies/Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	0.970/10.000	—
Preferred Securities
Industrials	543	Comparable Companies	EBITDA Multiple	X	12.250/10.750	—
8,352	Discounted Cash Flow	Discount Rate	13.622	—
14,885	Sum of the Parts	Discount Rate	4.054	—
Investments in Affiliates
Common Stocks
Affiliated Investments	17,748	Sum Of The Parts	Discount rate/Mortality Assumption	15.323/2015 ANB VBT Mortality Table	—

Total	$570,494

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

Each of the Funds' subsidiaries was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. Each Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of each Fund and its subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiaries.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
PDOLS I LLC	01/15/2021	0.0%
RLM 4365 LLC	01/15/2021	0.0%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (”ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Notes to Financial Statements (Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Sum-of-the-Parts model is typically used when an investment or subject company has two or more separate and distinct assets that would each require its own valuation methodology, typically an income or market approach. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund's transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$145,779	$213,757	$(173,200)	$(4)	$40	$186,372	$2,048	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended September 30, 2025 (amounts in thousands†, except number of shares).

PIMCO Dynamic Income Opportunities Fund

Security Name	Market Value at 06/30/2025	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 09/30/2025	Dividend Income	Shares Held at 09/30/2025
Market Garden Dogwood LLC	$21,996	$0	$(4,914)	$0	$666	$17,748	$0	17,432,014

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	DBL	Deutsche Bank AG London	MZF	Mizuho Securities USA LLC
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	RCY	Royal Bank of Canada
BOS	BofA Securities, Inc.	FAR	Wells Fargo Bank National Association	RTA	RBC (Barbados) Trading Bank Corp.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SBI	Citigroup Global Markets Ltd.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
CEW	Canadian Imperial Bank of Commerce World Markets	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
CDC	Natixis Securities Americas LLC	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	KWD	Kuwaiti Dinar
CAD	Canadian Dollar	HKD	Hong Kong Dollar	TRY	Turkish New Lira
CHF	Swiss Franc	IDR	Indonesian Rupiah	USD (or $)	United States Dollar
EGP	Egyptian Pound	JPY	Japanese Yen	ZAR	South African Rand
EUR	Euro

Index/Spread Abbreviations:
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	EUR012M	12 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	TSFR1M	Term SOFR 1-Month

CDOR06	6 month CDN Swap Rate	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR3M	Term SOFR 3-Month
EUR001M	1 Month EUR Swap Rate	JY0003M	3 Month JPY-LIBOR	TSFR6M	Term SOFR 6-Month
EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate

Other Abbreviations:
ABS	Asset-Backed Security	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit
CDO	Collateralized Debt Obligation	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD	To-Be-Determined
DAC	Designated Activity Company	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding